Summary of Significant Accounting Policies - Reconciliation of Ordinary Shares (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Gross proceeds		$ 125,000,000
Less: Proceeds allocated to Public Warrants at issuance		(16,548,464)
Redeemable ordinary share issuance costs		(6,647,710)
Less: Redeemable shares issuance costs		(6,647,710)
Accretion of carrying value to redemption value	$ 190,736	23,196,174
Total mezzanine equity	$ 125,190,736	$ 125,000,000